Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Payments to suppliers and employees	$ (7,448,892)	$ (2,596,997)	$ (2,467,764)
Proceeds from related party borrowings			34,603
Interest received from bank accounts	56,001
Interest paid	(8,031)		(7,776)
Grants received	98,722	75,322	111,218
VAT refund received	49,895	7,027	(49,070)
Tax paid		(658,472)
Merger expenses paid	(7,244,846)	(11,949,234)
Net cash (used in) operating activities	(14,497,151)	(15,122,354)	(2,378,789)
Cash flows from investing activities
Payment for property, plant and equipment	(2,076)
Payments for exploration and evaluation	(1,040,142)	(1,068,572)	(2,993,578)
Investment in equity-accounted joint venture	(5,268,316)	(5,000,000)
Costs associated with Obeikan joint venture	(384,685)
Cash at acquisition of Sizzle merger		9,835,289
Net cash (used in) provided by investing activities	(6,695,219)	3,766,717	(2,993,578)
Cash flows from financing activities
Cash from the issue of shares	24,550,000	1,060,938
Cash from the exercise of warrants for shares	2,709,251	6,170,683
Payment for share issue costs	(1,643,000)
Transfer of cash from unrestricted to restricted		(15,000,000)
Cash received in respect of offtake prepayment		15,000,000
Funding from related party	1,585,995	4,234,254
Proceeds from capital contributions		1,127,417	5,368,057
Repayment of lease liability	(12,567)	(24,483)
Net cash provided by financing activities	27,189,679	12,568,809	5,368,057
Net increase in cash and cash equivalents	5,997,309	1,213,172	(4,310)
Cash and cash equivalents at beginning of year	1,259,242	137,451	136,097
Effects on exchange rate fluctuations on cash held	40,777	(91,381)	5,664
Cash and cash equivalents at end of year	$ 7,297,328	$ 1,259,242	$ 137,451